Issued share capital, share premium account and share options (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Authorized capital	€ 10.7	€ 10.7	€ 10.7
Issued capital	6.3	6.4	6.9
Ordinary shares
Disclosure of classes of share capital [line items]
Authorized capital	€ 9.3	€ 9.3	€ 9.3
Number of shares authorized	1,550,000,000
Par value	€ 0.6	€ 0.6	€ 0.6
Number of shares outstanding	1,043,931,708	1,063,868,001	1,140,045,528
Issued capital	€ 6.3	€ 6.4	€ 6.9
Class B share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	0.7	0.7
Number of shares authorized	1,368,000,000
Par value	€ 0.05
Deferred Share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000
Par value	€ 0.05